Fair Value Measurements (Assets Measured at Fair Value on a Nonrecurring Basis) (Details) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased video content recorded in prepaid and other assets	$ 3,115	$ 5,504
Intangible assets, net	11,437	24,071
Goodwill	52,923	53,263
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased video content recorded in prepaid and other assets	0	0
Intangible assets, net	0	0
Goodwill	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased video content recorded in prepaid and other assets	0	0
Intangible assets, net	0	0
Goodwill	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased video content recorded in prepaid and other assets	3,115	5,504
Intangible assets, net	11,437	24,071
Goodwill	$ 52,923	$ 53,263